Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes	Income Taxes
Loss before income taxes during the years ended December 31, 2021 and 2020 were as follows (in thousands):

	Years Ended December 31,
	2021	2020
Domestic	$(94,693)	$(74,882)
Foreign	(475)	(225)
Loss before income taxes	$(95,168)	$(75,107)
The provision for income taxes was as follows (in thousands):

	Years Ended December 31,
	2021	2020
Current:
Federal	$—	$—
State	146	11
Foreign	11	116
Total current provision for income taxes	157	127
Deferred:
Federal	—	—
State	—	—
Foreign	—	—
Total deferred provision for income taxes	—	—
Total provision for income taxes	$157	$127
Income tax expense (benefit) differed from the amount computed by applying the federal statutory income tax rate of 21% to pretax loss as a result of the following:

	Years Ended December 31,
	2021	2020
Statutory rate	(21.0)%	(21.0)%
State tax	0.2	(2.5)
Permanent items	0.7	0.4
Transaction costs	(4.8)	—
Stock-based compensation	6.6	4.3
R&D credit	(4.2)	(4.2)
Other	—	0.1
Changes in valuation allowance	22.8	22.9
Foreign rate differential	(0.1)	0.2
Effective tax rate	0.2%	0.2%
The tax effects of significant items comprising the Company’s deferred taxes were as follows (in thousands):

	As of December 31,
	2021	2020
Deferred tax assets:
Net operating loss	$96,423	$82,031
Credit carryforwards	14,162	10,143
Stock-based compensation	5,924	3,149
Lease liability	16,691	9,288
Reserves, accruals and other	1,774	1,152
Other	331	—
Total deferred tax assets	135,305	105,763
Valuation allowance	(120,873)	(96,044)
Total deferred tax assets, net	14,432	9,719
Deferred tax liabilities:
Fixed asset basis and other	—	(858)
ROU asset basis	(14,432)	(8,861)
Total deferred tax liabilities	(14,432)	(9,719)
Net deferred tax assets	$—	$—
Based upon available objective evidence, management believes it is more likely than not that the U.S. net deferred tax assets will not be fully realizable. Accordingly, the Company has established a full valuation allowance for its U.S. net deferred tax assets. The valuation allowance increased by $24.8 million and $8.7 million, respectively, during 2021 and 2020. The Company had aggregate deferred tax assets of $135.3 million and $105.8 million as of December 31, 2021 and 2020, respectively.
As of December 31, 2021, the Company had federal net operating loss carryforwards of $390.0 million, which begin to expire in 2028, and state net operating loss carryforwards of $226.0 million, which begin to expire in 2028. Of the $390.0 million U.S. federal net operating losses $214.1 million is carried forward indefinitely but is limited to 80% of current year taxable income. As of December 31, 2021, the Company had federal tax credits of $16.6 million, which begin to expire in 2028, and state tax credits of $14.2 million, which do not expire. The Internal Revenue Code (“IRC”) limits the amount of net operating loss carryforwards that a company may use in a given year in the event of certain cumulative changes in ownership over a three-year period as described in Section 382 of the IRC. Utilization of net operating loss carryforwards and credits may be subject to a substantial annual limitation due to the ownership change limitations provided by the IRC, as amended, and similar state provisions. The annual limitation may result in the expiration of net operating losses and credits before utilization.
The Company accounts for uncertainty in income taxes in accordance with ASC 740 Income Taxes. Tax positions are evaluated in a two-step process, whereby the Company first determines whether it is more likely than not that a tax position will be sustained upon examination by the tax authority, including resolutions of any related appeals or litigation processes, based on technical merit. If a tax position meets the more-likely-than-not recognition threshold it is then measured to determine the amount of benefit to recognize in the financial statements. The tax position is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate settlement.
A reconciliation of the beginning and ending balances of unrecognized tax benefit were as follows (in thousands):

	Years Ended December 31,
	2021	2020
Gross unrecognized tax benefits - beginning of year	$10,143	$6,971
Increases related to current year tax positions	3,759	3,129
Increases related to prior year tax positions	—	43
Gross unrecognized tax benefits - end of year	$13,902	$10,143
All of the unrecognized tax benefits as of December 31, 2021 are accounted for as a reduction in the Company’s deferred tax assets. Due to the Company’s valuation allowance, none of the $13.9 million of unrecognized tax benefits, related solely to its federal and state research and development income tax credits, would affect the Company’s effective tax rate, if recognized. The Company does not believe it is reasonably possible that its unrecognized tax benefits will significantly change in the next twelve months.
The Company recognizes interest and penalties related to unrecognized tax benefits as income tax expense. There were no interest or penalties accrued related to unrecognized tax benefits for the years ended December 31, 2021 and 2020, and no liability for accrued interest or penalties related to unrecognized tax benefits as of December 31, 2021 and 2020.
The Company has identified its U.S. federal and California tax returns as “material” tax filings. The Company is not currently under examination by income tax authorities in any jurisdiction. However, because the Company has net operating losses in several jurisdictions, including the United States federal and various state jurisdictions, certain items attributable to closed tax years are still subject to adjustment by applicable taxing authorities through an adjustment to tax attributes carried forward to open years. All tax returns will remain open for examination by the federal and most state taxing authorities for three years and four years, respectively, from the date of utilization of any net operating loss carryforwards or research and development income tax credits.